Loss Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Earnings Per Share

	For the year ended December 31
	2021	2022	2023
Basic and diluted loss per ordinary share	$(0.10)	$(0.15)	$(0.11)
Basic and diluted loss per equivalent ADS	$(2.40)	$(3.68)	$(2.69)

Summary of Loss and Weighted-Average Number of Ordinary Shares Outstanding

The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the year ended December 31
	2021	2022	2023
Loss used in the computation of basic and diluted loss per ordinary share	$(31,321,618)	$(51,382,417)	$(44,219,604)
Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	325,684,272	348,723,365	411,242,644
Weighted-average number of equivalent ADS in the computation of basic loss per ADS	13,027,371	13,948,935	16,449,706